UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Edoma Partners LLP
Address: 11-12 Clifford Street
         London, United Kingdom  W1S 2LL

13F File Number:  028-14293

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Anthony
Title:     Operations Officer
Phone:     +44 20 7866 9125

Signature, Place, and Date of Signing:

 /s/   John Anthony     London, UK     May 16, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $255,775 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALBERTO CULVER CO NEW          COM              013078100    26172   702217 SH       SOLE                   702217        0        0
BRASIL TELECOM SA              SPONS ADR PFD    10553M101     5151   190700 SH       SOLE                   190700        0        0
BRF-BRASIL FOODS S A           SPONSORED ADR    10552T107    14907   780900 SH       SOLE                   780900        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702     2107   215000 SH       SOLE                   215000        0        0
ENERSIS S A                    SPONSORED ADR    29274F104    15657   752000 SH       SOLE                   752000        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860     6665   447000 SH  CALL SOLE                   447000        0        0
ISHARES INC                    MSCI BRAZIL      464286400    12285   158500 SH  PUT  SOLE                   158500        0        0
ISHARES TR                     FTSE CHINA25 IDX 464287184    10105   225000 SH       SOLE                   225000        0        0
ISHARES TR                     MSCI EMERG MKT   464287234    15015   308500 SH       SOLE                   308500        0        0
SEADRILL LIMITED               SHS              G7945E105     8701   241226 SH       SOLE                   241226        0        0
SIGNET JEWELERS LIMITED        SHS              G81276100    19729   428700 SH       SOLE                   428700        0        0
SLM CORP                       COM              78442P106     4240   277114 SH       SOLE                   277114        0        0
TECK RESOURCES LTD             CL B             878742204     4984    94000 SH       SOLE                    94000        0        0
TELE NORTE LESTE PART S A      SPON ADR PFD     879246106     7959   454000 SH       SOLE                   454000        0        0
TERNIUM SA                     SPON ADR         880890108     9841   273820 SH       SOLE                   273820        0        0
VIVO PARTICIPACOES S A         SPON ADR PFD NEW 92855S200    15776   390683 SH       SOLE                   390683        0        0
YAHOO INC                      COM              984332106    20533  1231500 SH  CALL SOLE                  1231500        0        0
YPF SOCIEDAD ANONIMA           SPON ADR CL D    984245100    55948  1256123 SH       SOLE                  1256123        0        0